Taxation - Schedule of Taxation (Details) - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Current tax
Current year	R 297,670	R 297,546	R 250,606
Prior year	(1,998)	(120)	(4,671)
Total current taxation	295,672	297,426	245,935
Deferred tax
Current year	(4,340)	(12,964)	15,972
Prior year	(8,564)	6,464	1,257
Total deferred taxation	(12,904)	(6,500)	17,229
Withholding tax	27,043	20,628	22,134
Total tax expense	309,811	311,554	285,298
Reconciliation between accounting profit and tax expense:
Profit before taxation	1,246,921	1,065,710	894,104
Tax at the applicable tax rate of 17% 1 (2024: 17%, 2023: 17%)	211,976	181,171	151,998
Effect of different tax rates in foreign jurisdictions	97,965	90,081	91,841
Taxation effect of adjustments on taxable income:
Utilization of previously unrecognized tax losses	(7,918)	(10,811)	(2,239)
Tax incentive	(3,130)	(6,549)	(5,975)
Income not subject to tax	(5,924)	(1,414)	(4,184)
Non-deductible expenses for tax purposes:
Impairment of goodwill	7,413
Other non-deductible expenses	3,997	15,898	20,789
Recognition of previously unrecognized tax losses	(11,956)		(1,794)
Current year losses for which no deferred tax asset is recognized	3,663	19,223	14,085
Withholding tax	27,043	20,628	22,134
Prior year tax (over)/under provision	(10,562)	6,344	(3,414)
Tax effect of deferred tax on decrease in tax rate	79		(594)
Others	(2,835)	(3,017)	2,651
Total tax expense	R 309,811	R 311,554	R 285,298